Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements, and except for the following events with material financial impact on the Group's consolidated financial statements, no other subsequent event is identified that would have required adjustment or disclosure in the consolidated financial statements.

On March 15, 2019, the Company granted 215,795 share options to employees, external consultants and advisors of the Group in accordance to the 2017 Share Option Plan with an exercise price of $12.91.

On March 29, 2019, Aptorum Medical Limited issued 112 shares to a director of the Company, decreasing the equity interest of the Company from 95% to 94%.